Deferred Income Taxes (Details) - Schedule of non-capital losses - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Income Taxes (Details) - Schedule of non-capital losses [Line Items]
Non-capital losses	$ 126,022	$ 108,935	$ 82,124
2025 [Member]
Deferred Income Taxes (Details) - Schedule of non-capital losses [Line Items]
Non-capital losses	738
2026 [Member]
Deferred Income Taxes (Details) - Schedule of non-capital losses [Line Items]
Non-capital losses	812
2027 [Member]
Deferred Income Taxes (Details) - Schedule of non-capital losses [Line Items]
Non-capital losses	1,085
2028 [Member]
Deferred Income Taxes (Details) - Schedule of non-capital losses [Line Items]
Non-capital losses	1,307
2029 [Member]
Deferred Income Taxes (Details) - Schedule of non-capital losses [Line Items]
Non-capital losses	487
2030 [Member]
Deferred Income Taxes (Details) - Schedule of non-capital losses [Line Items]
Non-capital losses	1,949
2031 [Member]
Deferred Income Taxes (Details) - Schedule of non-capital losses [Line Items]
Non-capital losses	3,758
2032 [Member]
Deferred Income Taxes (Details) - Schedule of non-capital losses [Line Items]
Non-capital losses	3,034
2033 [Member]
Deferred Income Taxes (Details) - Schedule of non-capital losses [Line Items]
Non-capital losses	3,248
2034 [Member]
Deferred Income Taxes (Details) - Schedule of non-capital losses [Line Items]
Non-capital losses	2,717
2035 [Member]
Deferred Income Taxes (Details) - Schedule of non-capital losses [Line Items]
Non-capital losses	4,141
2036 [Member]
Deferred Income Taxes (Details) - Schedule of non-capital losses [Line Items]
Non-capital losses	3,787
2037 [Member]
Deferred Income Taxes (Details) - Schedule of non-capital losses [Line Items]
Non-capital losses	7,020
2038 [Member]
Deferred Income Taxes (Details) - Schedule of non-capital losses [Line Items]
Non-capital losses	9,922
2039 [Member]
Deferred Income Taxes (Details) - Schedule of non-capital losses [Line Items]
Non-capital losses	12,941
2040 [Member]
Deferred Income Taxes (Details) - Schedule of non-capital losses [Line Items]
Non-capital losses	17,998
2041 [Member]
Deferred Income Taxes (Details) - Schedule of non-capital losses [Line Items]
Non-capital losses	20,486
2024 [Member]
Deferred Income Taxes (Details) - Schedule of non-capital losses [Line Items]
Non-capital losses	$ 30,592